Equity Awards and Warrants - Stock options (Details) - Stock Options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Number of shares
Outstanding, beginning of period	17,457	17,839
Granted	12,417	11,985
Exercised		(510)
Forfeited, expired, and cancelled	(10,051)	(11,857)
Outstanding, end of period	19,823	17,457	17,839
Options exercisable (in shares)	11,932
Weighted average exercise price
Outstanding at the beginning of the year (in dollars per share)	$ 1.53	$ 1.58
Granted	0.41	1.38
Exercised		0.79
Forfeited, expired, and cancelled	1.16	1.51
Outstanding at the end of the year (in dollars per share)	0.99	$ 1.53	$ 1.58
Options outstanding and exercisable	$ 1.21
Additional Information
Weighted average remaining contractual life in years	7 years 10 months 13 days	7 years 9 months 14 days	7 years 11 months 4 days
Weighted average remaining contractual life in years exercisable	7 years 7 days
Aggregate intrinsic value		$ 301	$ 15,390